                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                               DATED MAY 1, 2009
                                      FOR
                     HARTFORD SELECT LEADERS LAST SURVIVOR

We no longer file a fully updated prospectus and statement of additional information ("SAI") in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI, we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectus and statement of additional information dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2008. The Company's ability to honor all guarantees under the Policy (including any Death Benefit guarantee provided by the Policy or any rider and the Fixed Account obligations) is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1. FUND DATA

The following amends "The Funds" section of General Contract Information portion of your prospectus:

      MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2008)

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.53%              1.62%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

                       UNDERLYING FUND FEES AND EXPENSES
   (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2008)

                                                      DISTRIBUTION
                                                         AND/OR                                 ACQUIRED
                                                        SERVICE                                FUND FEES
                                   MANAGEMENT           (12B-1)              OTHER                AND
UNDERLYING FUND:                      FEE                FEES*              EXPENSES            EXPENSES
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE
 SERIES
 American Funds Global Growth          0.530%              0.250%              0.020%                N/A
  Fund -- Class 2
 American Funds Global Small           0.710%              0.250%              0.030%                N/A
  Capitalization Fund --
  Class 2
 American Funds Growth Fund            0.320%              0.250%              0.010%                N/A
  --Class 2
 American Funds Growth-Income          0.270%              0.250%              0.010%                N/A
  Fund -- Class 2
 American Funds International          0.490%              0.250%              0.030%                N/A
  Fund -- Class 2
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 Franklin Small-Mid Cap                0.500%              0.250%              0.280%              0.020%
  Growth Securities Fund --
  Class 2
 Franklin Strategic Income             0.370%                N/A               0.250%              0.010%
  Securities Fund -- Class 1
 Mutual Shares Securities              0.600%              0.250%              0.130%                N/A
  Fund --Class 2
 Templeton Developing Markets          1.240%                N/A               0.290%              0.010%
  Securities Fund -- Class 1
 Templeton Growth Securities           0.740%              0.250%              0.040%                N/A
  Fund -- Class 2
MFS(R) VARIABLE INSURANCE
 TRUST
 MFS(R) Core Equity Series --          0.750%                N/A               0.200%                N/A
  Initial Class
 MFS(R) Growth Series --               0.750%                N/A               0.080%                N/A
  Initial Class
 MFS(R) Investors Growth               0.750%                N/A               0.100%                N/A
  Stock Series -- Initial
  Class
 MFS(R) Investors Trust                0.750%                N/A               0.090%                N/A
  Series --Initial Class
 MFS(R) Total Return Series            0.740%                N/A               0.070%                N/A
  --Initial Class
MORGAN STANLEY SELECT
DIMENSIONS INVESTMENT SERIES
 Morgan Stanley -- Balanced            0.510%              0.250%              0.330%                N/A
  Portfolio -- Class Y
 Morgan Stanley -- Capital             0.500%              0.250%              0.310%                N/A
  Growth Portfolio -- Class Y
 Morgan Stanley -- Capital             0.660%              0.250%              0.380%                N/A
  Opportunities Portfolio --
  Class Y
 Morgan Stanley -- Dividend            0.540%              0.250%              0.170%                N/A
  Growth Portfolio -- Class Y

                                                      CONTRACTUAL
                                     TOTAL             FEE WAIVER            NET TOTAL
                                     ANNUAL              AND/OR               ANNUAL
                                   OPERATING            EXPENSE              OPERATING
UNDERLYING FUND:                    EXPENSES         REIMBURSEMENT           EXPENSES
-----------------------------  -------------------------------------------------------------
AMERICAN FUNDS INSURANCE
 SERIES
 American Funds Global Growth          0.800%                N/A               0.800%     (1)
  Fund -- Class 2
 American Funds Global Small           0.990%                N/A               0.990%     (1)
  Capitalization Fund --
  Class 2
 American Funds Growth Fund            0.580%                N/A               0.580%     (1)
  --Class 2
 American Funds Growth-Income          0.530%                N/A               0.530%     (1)
  Fund -- Class 2
 American Funds International          0.770%                N/A               0.770%     (1)
  Fund -- Class 2
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 Franklin Small-Mid Cap                1.050%                N/A               1.050%     (2)
  Growth Securities Fund --
  Class 2
 Franklin Strategic Income             0.630%                N/A               0.630%     (2)
  Securities Fund -- Class 1
 Mutual Shares Securities              0.980%                N/A               0.980%
  Fund --Class 2
 Templeton Developing Markets          1.540%                N/A               1.540%     (2)
  Securities Fund -- Class 1
 Templeton Growth Securities           1.030%                N/A               1.030%     (3)
  Fund -- Class 2
MFS(R) VARIABLE INSURANCE
 TRUST
 MFS(R) Core Equity Series --          0.950%              0.050%              0.900%     (4)(5)
  Initial Class
 MFS(R) Growth Series --               0.830%                N/A               0.830%     (5)
  Initial Class
 MFS(R) Investors Growth               0.850%                N/A               0.850%     (5)
  Stock Series -- Initial
  Class
 MFS(R) Investors Trust                0.840%                N/A               0.840%     (5)
  Series --Initial Class
 MFS(R) Total Return Series            0.810%                N/A               0.810%
  --Initial Class
MORGAN STANLEY SELECT
DIMENSIONS INVESTMENT SERIES
 Morgan Stanley -- Balanced            1.090%                N/A               1.090%
  Portfolio -- Class Y
 Morgan Stanley -- Capital             1.060%                N/A               1.060%
  Growth Portfolio -- Class Y
 Morgan Stanley -- Capital             1.290%                N/A               1.290%
  Opportunities Portfolio --
  Class Y
 Morgan Stanley -- Dividend            0.960%                N/A               0.960%
  Growth Portfolio -- Class Y

                                                      DISTRIBUTION
                                                         AND/OR                                 ACQUIRED
                                                        SERVICE                                FUND FEES
                                   MANAGEMENT           (12B-1)              OTHER                AND
UNDERLYING FUND:                      FEE                FEES*              EXPENSES            EXPENSES
-------------------------------------------------------------------------------------------------------------
 Morgan Stanley -- Equally-            0.120%              0.250%              0.190%                N/A
  Weighted S&P 500 Portfolio
  --Class Y
 Morgan Stanley -- Flexible            0.310%              0.250%              0.360%                N/A
  Income Portfolio -- Class Y
 Morgan Stanley -- Focus               0.540%              0.250%              0.160%                N/A
  Growth Portfolio -- Class Y
 Morgan Stanley -- Global              0.570%              0.250%              0.270%                N/A
  Infrastructure Portfolio --
  Class Y
 Morgan Stanley -- Mid Cap             0.410%              0.250%              0.330%                N/A
  Growth Portfolio -- Class Y
 Morgan Stanley -- Money               0.450%              0.250%              0.130%                N/A
  Market Portfolio -- Class Y
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
 Van Kampen -- UIF Core Plus           0.380%                N/A               0.280%              0.010%
  Fixed Income Portfolio --
  Class I
 Van Kampen -- UIF Emerging            0.750%                N/A               0.350%                N/A
  Markets Debt Portfolio --
  Class I
 Van Kampen -- UIF Emerging            1.210%                N/A               0.410%                N/A
  Markets Equity Portfolio --
  Class I
 Van Kampen -- UIF High Yield          0.420%                N/A               0.520%                N/A
  Portfolio -- Class I
 Van Kampen -- UIF U.S. Mid            0.720%                N/A               0.290%              0.010%
  Cap Value Portfolio --
  Class I
VAN KAMPEN LIFE INVESTMENT
TRUST
 Van Kampen LIT Growth and             0.560%              0.250%              0.050%                N/A
  Income Portfolio -- Class
  II

                                                      CONTRACTUAL
                                     TOTAL             FEE WAIVER            NET TOTAL
                                     ANNUAL              AND/OR               ANNUAL
                                   OPERATING            EXPENSE              OPERATING
UNDERLYING FUND:                    EXPENSES         REIMBURSEMENT           EXPENSES
-----------------------------  -------------------------------------------------------------
 Morgan Stanley -- Equally-            0.560%                N/A               0.560%
  Weighted S&P 500 Portfolio
  --Class Y
 Morgan Stanley -- Flexible            0.920%                N/A               0.920%
  Income Portfolio -- Class Y
 Morgan Stanley -- Focus               0.950%                N/A               0.950%
  Growth Portfolio -- Class Y
 Morgan Stanley -- Global              1.090%                N/A               1.090%
  Infrastructure Portfolio --
  Class Y
 Morgan Stanley -- Mid Cap             0.990%                N/A               0.990%
  Growth Portfolio -- Class Y
 Morgan Stanley -- Money               0.830%                N/A               0.830%
  Market Portfolio -- Class Y
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
 Van Kampen -- UIF Core Plus           0.670%                N/A               0.670%
  Fixed Income Portfolio --
  Class I
 Van Kampen -- UIF Emerging            1.100%                N/A               1.100%
  Markets Debt Portfolio --
  Class I
 Van Kampen -- UIF Emerging            1.620%                N/A               1.620%
  Markets Equity Portfolio --
  Class I
 Van Kampen -- UIF High Yield          0.940%                N/A               0.940%
  Portfolio -- Class I
 Van Kampen -- UIF U.S. Mid            1.020%                N/A               1.020%
  Cap Value Portfolio --
  Class I
VAN KAMPEN LIFE INVESTMENT
TRUST
 Van Kampen LIT Growth and             0.860%                N/A               0.860%
  Income Portfolio -- Class
  II

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) The Series investment adviser waived a portion of its management fee from September 1, 2004* through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in the prospectus and annual report.

       * May 1, 2006 in the case of Global Growth and Income Fund and October 4, 2006 in the case of Global Bond Fund.

(2) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is "the acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

(3)  The Fund administration fee is paid indirectly through the management fee.

(4) MFS agreed in writing to bear the fund's expenses such that "Other Expenses," determined without giving effect to the expense offset arrangement described above, do not exceed 0.15% annually. This written agreement excludes management fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2010.

(5) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Total Operating Expenses" would be lower.

FUNDING OPTION                               INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
 American Funds Global Growth Fund --     Seeks to make your investment grow   Capital Research and Management
  Class 2                                 over time by investing primarily in  Company
                                          common stocks of companies located
                                          around the world.
 American Funds Global Small              Seeks to make your investment grow   Capital Research and Management
  Capitalization Fund -- Class 2          over time by investing primarily in  Company
                                          stocks of smaller companies located
                                          around the world.
 American Funds Growth Fund -- Class 2    Seeks to make your investment grow   Capital Research and Management
                                          by investing primarily in common     Company
                                          stocks of companies that appear to
                                          offer superior opportunities for
                                          growth of capital.
 American Funds Growth-Income Fund --     Seeks to make your investment grow   Capital Research and Management
  Class 2                                 and provide you with income over     Company
                                          time by investing primarily in
                                          common stocks or other securities
                                          that demonstrate the potential for
                                          appreciation and/or dividends.
 American Funds International Fund --     Seeks to make your investment grow   Capital Research and Management
  Class 2                                 over time by investing primarily in  Company
                                          common stocks of companies located
                                          outside the United States.
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Small-Mid Cap Growth            Seeks long-term capital growth       Franklin Advisers, Inc.
  Securities Fund -- Class 2 (1)
 Franklin Strategic Income Securities     Seeks a high level of current        Franklin Advisers, Inc.
  Fund -- Class 1                         income, with capital appreciation
                                          over the long term as a secondary
                                          goal
 Mutual Shares Securities Fund -- Class   Capital appreciation, with income    Franklin Mutual Advisers, LLC
  2                                       as a secondary goal
 Templeton Developing Markets Securities  Seeks long-term capital              Templeton Asset Management Ltd.
  Fund -- Class 1                         appreciation
 Templeton Growth Securities Fund --      Seeks long-term capital growth       Templeton Global Advisors Limited
  Class 2                                                                      Sub-advised by Templeton Asset
                                                                               Management Ltd.
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Core Equity Series -- Initial     Seeks capital appreciation           MFS Investment Management
  Class (2)
 MFS(R) Growth Series -- Initial Class    Seeks capital appreciation           MFS Investment Management
  (3)
 MFS(R) Investors Growth Stock Series --  Seeks capital appreciation           MFS Investment Management
  Initial Class
 MFS(R) Investors Trust Series --         Seeks capital appreciation           MFS Investment Management
  Initial Class
 MFS(R) Total Return Series -- Initial    Seeks total return                   MFS Investment Management
  Class

FUNDING OPTION                               INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY SELECT DIMENSIONS
INVESTMENT SERIES
 Morgan Stanley -- Balanced Portfolio --  Capital growth with reasonable       Morgan Stanley Investment Advisors
  Class Y                                 current income                       Inc.
 Morgan Stanley -- Capital Growth         Long-term capital growth             Morgan Stanley Investment Advisors
  Portfolio -- Class Y (4)                                                     Inc.
 Morgan Stanley -- Capital Opportunities  Seeks long-term capital growth       Morgan Stanley Investment Advisors
  Portfolio -- Class Y                                                         Inc.
 Morgan Stanley -- Dividend Growth        Reasonable current income and        Morgan Stanley Investment Advisors
  Portfolio -- Class Y                    long-term growth of income and       Inc.
                                          capital
 Morgan Stanley -- Equally-Weighted S&P   High level of total return on its    Morgan Stanley Investment Advisors
  500 Portfolio -- Class Y                assets through a combination of      Inc.
                                          capital appreciation and current
                                          income
 Morgan Stanley -- Flexible Income        High level of current income. A      Morgan Stanley Investment Advisors
  Portfolio -- Class Y                    secondary objective is to maximize   Inc.
                                          total return, but only to the
                                          extent consistent with primary
                                          objective
 Morgan Stanley -- Focus Growth           Long-term capital growth             Morgan Stanley Investment Advisors
  Portfolio -- Class Y (5)                                                     Inc.
 Morgan Stanley -- Global Infrastructure  Capital appreciation and current     Morgan Stanley Investment Advisors
  Portfolio -- Class Y (6)                income                               Inc.
 Morgan Stanley -- Mid Cap Growth         Seeks long-term capital growth       Morgan Stanley Investment Advisors
  Portfolio -- Class Y (7)                                                     Inc.
 Morgan Stanley -- Money Market           High current income, preservation    Morgan Stanley Investment Advisors
  Portfolio -- Class Y                    of capital and liquidity             Inc.
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 Van Kampen -- UIF Core Plus Fixed        Above-average total return over a    Morgan Stanley Investment
  Income Portfolio -- Class I             market cycle of three to five years  Management Inc., doing business as
                                          by investing primarily in a          Van Kampen
                                          diversified portfolio of fixed
                                          income securities.
 Van Kampen -- UIF Emerging Markets Debt  High total return by investing       Morgan Stanley Investment
  Portfolio -- Class I                    primarily in fixed income            Management Inc., doing business as
                                          securities of government and         Van Kampen
                                          government-related issuers and, to
                                          a lesser extent, of corporate
                                          issuers in emerging market
                                          countries.
 Van Kampen -- UIF Emerging Markets       Long-term capital appreciation by    Morgan Stanley Investment
  Equity Portfolio -- Class I             investing primarily in               Management Inc., doing business as
                                          growth-oriented equity securities    Van Kampen
                                          of issuers in emerging market
                                          countries.
 Van Kampen -- UIF High Yield Portfolio   Above-average total return over a    Morgan Stanley Investment
  -- Class I                              market cycle of three to five years  Management Inc., doing business as
                                          by investing primarily in a          Van Kampen
                                          diversified portfolio of high yield
                                          securities.
 Van Kampen -- UIF U.S. Mid Cap Value     Above-average total return over a    Morgan Stanley Investment
  Portfolio -- Class I                    market cycle of three to five years  Management Inc., doing business as
                                          by investing in common stocks and    Van Kampen
                                          other equity securities.
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Growth and Income         Seeks long-term growth of capital    Van Kampen Asset Management
  Portfolio -- Class II                   and income.

NOTES

(1)  Formerly Franklin Small Cap Fund

(2)  Formerly MFS(R) Capital Opportunities Series -- Initial Class

(3)  Formerly MFS(R) Emerging Growth Series -- Initial Class

(4)  Formerly Morgan Stanley -- Growth Portfolio -- Class Y

(5)  Formerly Morgan Stanley -- American Opportunities Portfolio -- Class Y

(6)  Formerly Morgan Stanley -- Utilities Portfolio -- Class Y

(7)  Formerly Morgan Stanley -- Developing Growth Portfolio -- Class Y

2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates "The Funds" section of ABOUT USin the prospectus:

For the fiscal year ended December 31, 2008, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $4,688,229 (excluding indirect benefits received by offering HLS Funds as investment options).

3. ADDITIONAL PAYMENTS

The following updates, "Additional Payment" section of HOW POLICIES ARE SOLD in the prospectus:

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to, among other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

For the year ended December 31, 2008, Hartford and its affiliates paid approximately $14.5 million in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.

In addition, for the year ended December 31, 2008, Hartford, HESCO and their affiliates, Hartford Life and Annuity Insurance Company, paid $3.9 million in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly owned subsidiary of Hartford).

4. POLICY LIMITATIONS

The following amends the "Policy Limitations" section of YOUR POLICY in the prospectus:

There are some restrictions on your ability to make sub-account transfers. These include: a) one sub-account transfer request each day; b) a total of 20 sub-account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service; and
c) policies designed by the Underlying Funds to restrict excessive sub-account transfers. Please refer to the May 1, 2007 version of the prospectus for more information or contact Us.

5. SETTLEMENT OPTIONS

The following amends the "Settlement Options" section of YOUR POLICY in the prospectus:

SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options.

SAFE HAVEN PROGRAM -- If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford earns investment income from the proceeds under the program. The investment income earned is likely less than the amount of interest we credit and Hartford is making a profit from the difference.

Refer to your Policy or Contact Us to information about additional settlement options.

6. HOW TO SEND PREMIUM PAYMENTS

The following updates the "Allocation of Premium" section of PREMIUMS in the prospectus:

Mail

You should send premium payments to the following lockbox address:

The Hartford
PO Box 64273
St. Paul, MN 55164-0273

or

To our Individual Life Operations Team at:

The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

Wire

You may also arrange to pay your premium by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

7. LEGAL PROCEEDINGS

The following amends the "Legal Proceedings" section of the prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Annual Product Information Notice, each year you receive the financial statements of the issuing company and the separate account. You will receive the underlying fund prospectuses with the confirmation statement of any fund transaction that you make throughout the year. You can also obtain fund prospectuses: 1) from our website at www.hartfordinvestor.com; 2) by calling your registered representative; or 3) by calling Hartford at 1-800-231-5453. You will receive each underlying fund's annual and semi-annual reports that you are invested in as well as quarterly and annual policy statements. For performance and other policy information visit our website at www.hartfordinvestor.com or call our customer service representatives at 1-800-231-5453. Our mailing address is the Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.